LOANS PAYABLE - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 SGD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2019 SGD ($)	Sep. 30, 2019 SGD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of principal and accrued interest | $		$ 71,967		$ 551,946	[1]		$ 218,572	[1]
Amount of loan settled by the creditor | $				400,000
Lines of credit
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 296,912									$ 400,000
Repayment of principal and accrued interest		$ 67,220	$ 91,063	$ 61,379		$ 84,614	$ 15,024		$ 20,241
Lines of credit repayable over 36 monthly installments
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 74,228									$ 100,000
Number of monthly installments | installment	36
Interest rate	8.00%									8.00%
Margin percentage	0.88%									0.88%
Prepayments fee percentage	6.88%
Lines of credit repayable over 60 monthly installments
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 222,684									$ 300,000
Number of monthly installments | installment	60
Interest rate	6.25%									6.25%

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination